Derivative Financial Instrument	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2023
Derivative Financial Instrument [Abstract]
Derivative financial instrument
33	Derivative financial instrument

The warrants are subject to equity price risk since the underlying for the instrument is the Company’s common stock price.

The fair value of derivative liabilities as on December 31, 2023 and March 31, 2023 are as follows:

	December 31, 2023		March 31, 2023
As at	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Derivatives not designated as hedging instruments under ASC 815-20
Warrants issued against SSCPN		$-	Derivative financial instrument	$11,978,213
Warrants issued to Placement agent		-		2,395,643
Total		$-		$14,373,856

The changes in fair value of warrants are being recognized under ‘Change in fair value of derivative financial instrument’ within the Condensed Consolidated Statement of Operations. See Note 32, Fair value measurements. The Company classifies cash flows related to derivative liabilities as financing activities in the Condensed Consolidated Statement of Cash Flows. On the close date of Reverse Recapitalization, these Warrants were reclassified to equity-classified common stock warrants (Refer note 16).

32	Derivative financial instrument

The warrants were issued to de-risk the business and secure capital ahead of the deSPAC process. This approach ensures that the Company can continue executing its planned strategies, considering the potential impact of factors beyond our direct control on the SPAC timeline.

The warrants are subject to equity price risk since the underlying for the instrument is the Company’s common stock price.

The fair value of derivative liabilities as on March 31, 2023 and March 31, 2022 are as follows:

	March 31, 2023		March 31, 2022
As at	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Derivatives not designated as hedging instruments under ASC 815-20
Warrants issued against SSCPN	Derivative financial instrument	$11,978,213		$—
Warrants issued to Placement agent		2,395,643		—
Total		$14,373,856		—

The changes in fair value of warrants are being recognized under ‘Change in fair value of derivative financial instrument’ within the Consolidated Statement of Operations. See Note 31, Fair value measurements. The Company classifies cash flows related to derivative liabilities as financing activities in the Consolidated Statement of Cash Flows.